RETIREMENT BENEFITS - Level 3 Roll Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. pension and postretirement benefit plans
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	$ 13,716	$ 13,422
U.S. pension and postretirement benefit plans | U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	773	793
U.S. pension and postretirement benefit plans | Non-U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	601	442
U.S. pension and postretirement benefit plans | Mutual Funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	214	203
U.S. pension and postretirement benefit plans | U.S. corporate bonds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	1,533	1,387
U.S. pension and postretirement benefit plans | Foreign government
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	357	349
U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	405	398
U.S. pension and postretirement benefit plans | Hedge funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	3,193	3,258
U.S. pension and postretirement benefit plans | Annuity contracts
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	59	91
U.S. pension and postretirement benefit plans | Private equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	1,631	2,106
U.S. pension and postretirement benefit plans | Other investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	361	179
U.S. pension and postretirement benefit plans | Total investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	12,255	12,257
U.S. pension and postretirement benefit plans | Cash and short-term investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	1,398	1,064
U.S. pension and postretirement benefit plans | Other investment receivables
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	63	101
U.S. pension and postretirement benefit plans | Level 3
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	3,525	4,239
Realized gains (losses)	303	309
Unrealized gains (losses)	(218)	57
Purchases, sales, and issuances	(732)	(542)
Transfers in and/or out of Level 3	(162)	(538)
Plan assets at fair value at end of period	2,716	3,525
U.S. pension and postretirement benefit plans | Level 3 | U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | Mutual Funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | U.S. corporate bonds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | Foreign government
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. corporate bond
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | Hedge funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	1,126	1,524
Realized gains (losses)	63	45
Unrealized gains (losses)	(25)	69
Purchases, sales, and issuances	(264)	19
Transfers in and/or out of Level 3	(169)	(531)
Plan assets at fair value at end of period	731	1,126
U.S. pension and postretirement benefit plans | Level 3 | Annuity contracts
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	91	130
Realized gains (losses)	0	0
Unrealized gains (losses)	(1)	(9)
Purchases, sales, and issuances	(31)	(33)
Transfers in and/or out of Level 3	0	3
Plan assets at fair value at end of period	59	91
U.S. pension and postretirement benefit plans | Level 3 | Private equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	2,106	2,419
Realized gains (losses)	241	264
Unrealized gains (losses)	(187)	(10)
Purchases, sales, and issuances	(529)	(564)
Transfers in and/or out of Level 3	0	(3)
Plan assets at fair value at end of period	1,631	2,106
U.S. pension and postretirement benefit plans | Level 3 | Other investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	150	142
Realized gains (losses)	(1)	0
Unrealized gains (losses)	(5)	7
Purchases, sales, and issuances	109	8
Transfers in and/or out of Level 3	7	(7)
Plan assets at fair value at end of period	260	150
U.S. pension and postretirement benefit plans | Level 3 | Total investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	3,473	4,215
Realized gains (losses)	303	309
Unrealized gains (losses)	(218)	57
Purchases, sales, and issuances	(715)	(570)
Transfers in and/or out of Level 3	(162)	(538)
Plan assets at fair value at end of period	2,681	3,473
U.S. pension and postretirement benefit plans | Level 3 | Cash and short-term investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
U.S. pension and postretirement benefit plans | Level 3 | Other investment receivables
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	52	24
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	(17)	28
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	35	52
Non-U.S. pension and postretirement benefit plans
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	9,167	8,826
Non-U.S. pension and postretirement benefit plans | U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	21	19
Non-U.S. pension and postretirement benefit plans | Non-U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	402	458
Non-U.S. pension and postretirement benefit plans | Mutual Funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	3,541	3,850
Non-U.S. pension and postretirement benefit plans | U.S. corporate bonds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	357	392
Non-U.S. pension and postretirement benefit plans | Foreign government
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	3,540	2,779
Non-U.S. pension and postretirement benefit plans | Non-U.S. corporate bond
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	919	892
Non-U.S. pension and postretirement benefit plans | Hedge funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	10	11
Non-U.S. pension and postretirement benefit plans | Annuity contracts
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	33	33
Non-U.S. pension and postretirement benefit plans | Other investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	183	221
Non-U.S. pension and postretirement benefit plans | Total investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	9,053	8,730
Non-U.S. pension and postretirement benefit plans | Cash and short-term investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	114	96
Non-U.S. pension and postretirement benefit plans | Level 3
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	299	300
Unrealized gains (losses)	(5)	8
Purchases, sales, and issuances	(32)	(2)
Transfers in and/or out of Level 3	(6)	(7)
Plan assets at fair value at end of period	256	299
Non-U.S. pension and postretirement benefit plans | Level 3 | U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. equity
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	49	48
Unrealized gains (losses)	(3)	5
Purchases, sales, and issuances	0	0
Transfers in and/or out of Level 3	(1)	(4)
Plan assets at fair value at end of period	45	49
Non-U.S. pension and postretirement benefit plans | Level 3 | Mutual Funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | U.S. corporate bonds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at end of period	0	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Foreign government
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	0	4
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	0	0
Transfers in and/or out of Level 3	1	(4)
Plan assets at fair value at end of period	1	0
Non-U.S. pension and postretirement benefit plans | Level 3 | Non-U.S. corporate bond
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	5	4
Unrealized gains (losses)	0	(1)
Purchases, sales, and issuances	1	2
Transfers in and/or out of Level 3	(1)	0
Plan assets at fair value at end of period	5	5
Non-U.S. pension and postretirement benefit plans | Level 3 | Hedge funds
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	11	16
Unrealized gains (losses)	(1)	1
Purchases, sales, and issuances	0	(6)
Transfers in and/or out of Level 3	0	0
Plan assets at fair value at end of period	10	11
Non-U.S. pension and postretirement benefit plans | Level 3 | Annuity contracts
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	32	6
Unrealized gains (losses)	0	3
Purchases, sales, and issuances	0	(1)
Transfers in and/or out of Level 3	0	24
Plan assets at fair value at end of period	32	32
Non-U.S. pension and postretirement benefit plans | Level 3 | Other investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	202	219
Unrealized gains (losses)	(1)	0
Purchases, sales, and issuances	(33)	3
Transfers in and/or out of Level 3	(5)	(20)
Plan assets at fair value at end of period	163	202
Non-U.S. pension and postretirement benefit plans | Level 3 | Total investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	299	297
Unrealized gains (losses)	(5)	8
Purchases, sales, and issuances	(32)	(2)
Transfers in and/or out of Level 3	(6)	(4)
Plan assets at fair value at end of period	256	299
Non-U.S. pension and postretirement benefit plans | Level 3 | Cash and short-term investments
Reconciliations of the beginning and ending balances during the period for Level 3 assets
Plan assets at fair value at beginning of period	0	3
Unrealized gains (losses)	0	0
Purchases, sales, and issuances	0	0
Transfers in and/or out of Level 3	0	(3)
Plan assets at fair value at end of period	$ 0	$ 0